2. Investment Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Investment securities available for sale
Amortized Cost	$ 193,296
Estimated Fair Value	194,578	$ 229,321
Mortgage-backed securities
Investment securities available for sale
Amortized Cost	52,145	53,124
Gross Unrealized Gains	516	814
Gross Unrealized Losses	558	329
Estimated Fair Value	52,103	53,609
U.S. Government sponsored enterprises
Investment securities available for sale
Amortized Cost	35,356	40,504
Gross Unrealized Gains	71	140
Gross Unrealized Losses	793	264
Estimated Fair Value	34,634	40,380
State and political subdivisions
Investment securities available for sale
Amortized Cost	105,545	129,276
Gross Unrealized Gains	2,089	4,310
Gross Unrealized Losses	43	16
Estimated Fair Value	107,591	133,570
Corporate bonds
Investment securities available for sale
Amortized Cost		1,500
Gross Unrealized Gains		12
Gross Unrealized Losses		0
Estimated Fair Value		1,512
Trust preferred securities
Investment securities available for sale
Amortized Cost	250	250
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Estimated Fair Value	250	250
Total
Investment securities available for sale
Amortized Cost	193,296	224,654
Gross Unrealized Gains	2,676	5,276
Gross Unrealized Losses	1,394	609
Estimated Fair Value	$ 194,578	$ 229,321